Revenue and segmented information - Operating performance of segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating segments disclosures
Total revenue	$ 1,631.2	$ 1,557.5
Total	291.0	222.6
Operating segments
Operating segments disclosures
External revenue	1,631.2	1,557.5
Total revenue	1,631.2	1,557.5
Adjusted EBITDA	378.7	267.6
Depreciation and amortization	87.7	45.0
Total	291.0	222.6
Property, plant and equipment	58.3	41.6
Intangible assets	86.7	61.5
Total capital expenditures	145.0	103.1
Operating segments | Space Systems
Operating segments disclosures
External revenue	1,259.6	1,417.2
Intersegment elimination	10.2	3.6
Total revenue	1,269.8	1,420.8
Adjusted EBITDA	231.9	246.0
Depreciation and amortization	40.6	41.3
Total	191.3	204.7
Property, plant and equipment	51.4	39.2
Intangible assets	64.3	59.7
Total capital expenditures	115.7	98.9
Operating segments | Imagery
Operating segments disclosures
External revenue	228.4	41.0
Intersegment elimination	1.7	0.8
Total revenue	230.1	41.8
Adjusted EBITDA	147.6	22.4
Depreciation and amortization	40.6	0.2
Total	107.0	22.2
Property, plant and equipment	4.7	0.3
Intangible assets	22.0
Total capital expenditures	26.7	0.3
Operating segments | Services
Operating segments disclosures
External revenue	143.2	99.3
Intersegment elimination	1.4	0.4
Total revenue	144.6	99.7
Adjusted EBITDA	23.4	20.3
Depreciation and amortization	5.9	3.4
Total	17.5	16.9
Property, plant and equipment	2.0	0.9
Intangible assets	0.2	1.4
Total capital expenditures	2.2	2.3
Corporate and eliminations
Operating segments disclosures
Intersegment elimination	(13.3)	(4.8)
Total revenue	(13.3)	(4.8)
Adjusted EBITDA	(24.2)	(21.1)
Depreciation and amortization	0.6	0.1
Total	(24.8)	(21.2)
Property, plant and equipment	0.2	1.2
Intangible assets	0.2	0.4
Total capital expenditures	$ 0.4	$ 1.6